Segment Reporting	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING

12 – SEGMENT REPORTING

The following provides the results of operations and the financial position of the Company’s operating segments as of and during the year ended March 31, 2018. The Company did not have operating segments as of and for the year ended March 31, 2017 and 2016; accordingly, comparative figures are not provided. The Longyun operating segment reflects the Company’s crowdfunding and incubation business. The Taikexi operating segment reflects the Company’s business of auto parts sourcing and logistics services.

Results of Operations
For the year ended March 31, 2019

	Longyun	Taikexi	Other	Total

Revenue	2,744,277	12,893	59	2,757,229

Operating expenses	1,510,442	973,548	2,507,888	4,991,878

Other income (expenses)	533,471	166	241,242	774,879

Earnings (loss) before tax	1,767,306	(960,489)	(2,266,587)	(1,459,770)

Taxes	-	-	-	-

Net income	1,767,306	(960,489)	(2,266,587)	(1,459,770)

Income (loss) attributable to Dragon Victory	1,767,306	(576,293)	(2,247,373)	(1,056,360)

Financial Position
as of March 31, 2019

	Longyun	Taikexi	Other	Total

Current assets	10,202,318	67,156	1,579,921	11,849,395
Non-current assets	191,954	111,275	161,501	464,730
Total assets	10,394,272	178,431	1,741,422	12,314,125

Current liabilities	2,977,181	6,916	(53,987)	2,930,110
Non-current liabilities	66,897	-	-	66,897
Total liabilities	3,044,078	6,916	(53,987)	2,997,007

Net assets	7,350,194	171,515	1,795,409	9,317,118

Results of Operations
For the year ended March 31, 2018

	Longyun	Taikexi	Other	Total

Revenue	4,271,966	6,763	-	4,278,729

Operating expenses	2,105,441	176,543	1,612,704	3,894,688

Other income (expenses)	248,655	211	126,011	374,877

Earnings (loss) before tax	2,415,180	(169,569)	(1,486,693)	758,918

Taxes	633,614	-	-	633,614

Net income	1,781,566	(169,569)	(1,486,693)	125,304

Income (loss) attributable to Dragon Victory	1,781,566	(101,742)	(1,486,693)	193,131

Financial Position
as of March 31, 2018

	Longyun	Taikexi	Other	Total

Current assets	11,096,311	828,844	(132,088)	11,793,067
Non-current assets	2,218,191	139,639	(1,133,199)	1,224,631
Total assets	13,314,502	968,483	(1,265,287)	13,017,698

Current liabilities	4,993,098	1,992	(2,970,885)	2,024,205
Non-current liabilities	-	-	-	-
Total liabilities	4,993,098	1,992	(2,970,885)	2,024,205

Net assets	8,321,404	966,491	1,705,598	10,993,493